Pensions (Details) - Schedule of analysis of timing of the future pension payment	Dec. 31, 2022 USD ($)
Schedule of Analysis of Timing of the Future Pension Payment [Abstract]
Within 1 year
1-2 year(s)
2-5 years	31,838
Over 5 years	412,257
Total	$ 444,095